Northern Lights Fund Trust IV

Moerus Worldwide Value Fund

Incorporated herein by reference is the definitive version of the supplement for Moerus Worldwide Value Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 1, 2016 (SEC Accession No. 0001580642-16-009130).